Stockholders' Equity (Details) - Schedule of black-Scholes option-pricing model	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of black-Scholes option-pricing model [Abstract]
Risk-free interest rate	2.90%	0.36%	1.69%
Expected volatility	80.00%	77.00%	81.00%
Expected life (years)	5 years	5 years	5 years
Dividend yield	0.00%	0.00%	0.00%